TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	December 31, 2025	December 31, 2024
Trade receivables	$7,146	$3,943
VAT receivable(1)	36,685	41,808
Income taxes receivable	4,679	5,275
Other receivables	16,958	19,009
	$65,468	$70,035
(1)    VAT receivable at December 31, 2025 includes $28.3 million, $4.7 million and $3.7 million of VAT in Canada, Nicaragua and Mexico, respectively (2024 – $18.8 million, $12.3 million and $10.7 million in Mexico, Canada and Brazil, respectively).